Derivative financial instruments and risk management (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Machinery, Energy & Transportation
Derivative notional amounts
Derivative instruments notional amount	$ 2,040	$ 3,128
Financial Products
Derivative notional amounts
Derivative instruments notional amount	$ 3,539	$ 5,249